As filed with the Securities and Exchange Commission on December 29, 2003
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 71                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 69                                     [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
               ---------------------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100
                                                           --------------

                                David J. Bullock
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

      William H. Rheiner, Esq        and to    John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                    1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                         Wayne, PA 19087
       (215) 864-8600                                  (610) 341-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
|X| on January 28, 2004 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant toparagraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2003, Edgar Accession No.
0001135428-03-000547.

Prospectus Supplements -- incorporated by reference to Prospectus Supplements filed with the Securities and Exchange Commission on November 13, 2003 and November 21, 2003, Edgar Accession Nos. 0001135428-03-000586 and
0001135428-03-000599, respectively.

Statement of Additional Information - incorporated by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2003, Edgar Accession No. 0001135428-03-000547.

Part C - incorporated by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2003, Edgar Accession No.
0001135428-03-000547.

Signature Page


The sole purposes of this filing are to delay the effective date for the Registrant's Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2003 to January 28, 2004 and to incorporate by reference certain prospectus supplements filed after October 15, 2003.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wayne and Commonwealth of Pennsylvania on this 29th day of December, 2003.


                                                     PBHG FUNDS
                                                     Registrant


                            By: /s/ David J. Bullock
                                David J. Bullock
                                    President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                       Title                           Date


                    *
________________________             Trustee                   December 29, 2003
John R. Bartholdson

                     *
________________________             Trustee                   December 29, 2003
Jettie M. Edwards

                     *
________________________             Trustee                   December 29, 2003
Albert A. Miller


/s/ David J. Bullock                 President                 December 29, 2003
David J. Bullock


/s/ Lee T. Cummings                  Treasurer,                December 29, 2003
Lee T. Cummings                      Chief Financial
                                     Officer and
                                     Controller



                              *By /s/ John M. Zerr
                                  John M. Zerr
                                Attorney-in-Fact